---------------
                                  ANNUAL REPORT
                                 ---------------
                                 March 31, 1999
                                 ---------------



                                   Value Line
                                      Asset
                                   Allocation
                                   Fund, Inc.





                                     [LOGO]
                                ---------------
                                   VALUE LINE
                                     No-Load
                                     Mutual
                                      Funds

Value Line Asset Allocation Fund, Inc.

                                                         To Our Value Line Asset
--------------------------------------------------------------------------------

To Our Shareholders:

We're pleased to report another excellent year for the Value Line Asset Allocation Fund. For the 12-month period ended March 31, 1999, shareholders earned a total return of 12.16% which compared with a total return for the unmanaged Lehman Government/Corporate Bond Index of 6.55% and a total return for the unmanaged Standard & Poor's 500 Index of 18.46%. Since inception in August 1993, your Fund ranks #3 for performance among the 71 funds in the "flexible" category, according to Lipper Analytical Services.

This fiscal year, your Fund once again finished in the top one-third of its peer group. Such consistency of superior results, not often found in the investment world, is exactly what we were targeting when we conceived this portfolio. We use a very disciplined investment process that emphasizes stocks with strong earnings momentum and strong stock price momentum. Laggards on these measures are quickly sold. In addition, we keep a keen eye on risk. We don't place big bets on any single security and typically hold more than 200 different names. The Fund also stays well diversified by sector and industry. In particular, we ensure that investment in the volatile technology sector does not become too large a portion of the portfolio. The diversification extends further to the size of the companies in which the Fund invests, which has been about evenly divided among small-, mid-, and large-cap equities. The best-known index of small-cap stocks, the Russell 2000 Index, lost 16.26% in the 12 months ended March 31st, but our investment discipline helped us avoid most of the problems in this market segment.

Our asset allocation to stocks ranged from 68% to 90% of total assets during the fiscal year. The high end of this range was reached in early October when we took advantage of a sharp drop in the stock market to make some timely purchases. The low end of the range is where the Fund finished the fiscal year. To determine the asset mix among stocks, bonds, and cash, the Fund uses proprietary models that incorporate a number of financial and economic variables. At this writing, our allocation target is 60% in stocks, 30% in bonds, and 10% in cash. The continued rise in equity prices, combined with an increase in interest rates, have made our model turn gradually less positive toward the stock market since October. Bonds, on the other hand, now offer more attractive returns relative to other asset classes. Our latest bond purchases have been mainly in intermediate-term (two- to ten-year maturity) Treasuries and U.S. agencies.

Our goal will continue to be to maximize returns for shareholders, subject to keeping risk at a moderate level. You will be pleased to know that Value Line and its employees are the Fund's largest shareholders, demonstrating our own confidence in the Fund and its management. Thank you for investing with us.


                                          Sincerely,

                                          /s/ Jean Bernhard Buttner

                                          Jean Bernhard Buttner
                                          Chairman and President
May 18, 1999

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Allocation Fund Shareholders
--------------------------------------------------------------------------------

Economic Observations

For now, at least, our economy continues to move ahead at a brisk pace. Evidence of this ongoing strength can be found in the first quarter's 4.5% increase in gross domestic product, as well as in reports showing further modest gains in manufacturing, retailing, and employment. In fact, the only area of major concern currently is our widening international trade deficit, as faltering business overseas continues to limit demand for American exports. Even with this bleak trade situation, though, it appears unlikely that economic growth will fall short of 3% in the second quarter or 2%-3% in the second half.

Inflation reports take on increasing significance in this setting. That's because the persistence of solid levels of economic growth, along with the continuing increases in oil and gas prices, has the potential to introduce pricing pressures for the first time in years. For now, such fears have not been realized to any sustainable degree. Indeed, many corporations continue to have limited pricing power. Even so, with the economy still moving ahead solidly, with energy prices retaining most of their recent increases, with labor markets still tightening, and with the tab for the war in Kosovo mounting, it is realistic to expect at least a moderately higher rate of inflation in the coming months.

At this juncture, though, we do not see a compelling reason for the Federal Reserve to push interest rates materially higher. We note, however, that as the economic situation starts to improve globally, the temptation for the Fed--which has already signaled that it is now more likely to raise interest rates than to lower them in the weeks ahead--to push up interest rates would increase.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

--------------------------------------------------------------------------------

          COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN
           THE VALUE LINE ASSET ALLOCATION FUND, INC., LEHMAN BROTHERS
              GOVERNMENT/CORPORATE BOND INDEX AND THE S&P 500 INDEX

 [THE FOLLOWING TABLE WAS REPRESENTED BY A LINE CHART IN THE PRINTED MATERIAL.]


                  Value Line Asset                               Lehman Brothers
                Allocation Fund, Inc.        S&P 500 Index       Govt/Corp Bond
                ---------------------        -------------       --------------
       8/24/93           10,000                   10,000            10,000
       9/30/93           10,480                   10,051            10,080
       12/31/93          10,596                   10,284            10,051
       3/31/94           10,415                    9,897             9,737
       6/30/94           10,275                    9,939             9,615
       9/30/94           10,898                   10,425             9,663
       12/31/94          10,961                   10,423             9,669
       3/31/95           11,818                   11,435            10,182
       6/30/95           12,757                   12,523            10,843
       9/30/95           14,104                   13,515            11,050
       12/31/95          14,919                   14,326            11,565
       3/31/96           15,970                   15,094            11,294
       6/30/96           17,383                   15,770            11,347
       9/30/96           18,231                   16,254            11,547
       12/31/96          18,888                   17,607            11,901
       3/31/97           18,764                   18,082            11,798
       6/30/97           20,635                   21,239            12,231
       9/30/97           22,836                   22,831            12,638
       12/31/97          22,852                   23,487            13,010
       3/31/98           25,774                   26,763            13,212
       6/30/98           26,470                   27,647            13,558
       9/30/98           23,074                   24,896            14,229
       12/31/98          28,748                   30,198            14,248
       3/31/99           28,908                   31,703            14,077


                             From 8/24/93 to 3/31/99

The Standard & Poor's 500 Index is an unmanaged index that is representative of the larger capitalization stocks traded in the United States. The presentation includes reinvested dividends. The Lehman Brothers Government/Corporate Bond Index is an unmanaged index that generally represents the U.S. Bond market, with issues having an average maturity of 9.8 years. The graphic representation includes interest reinvested.


Performance Data:*
                                                                      Average
                                                                   Annual Total
                                                                      Return
                                                                     ---------
1 year ended 3/31/99.........................................           12.16%
5 years ended 3/31/99........................................           22.65%
From 8/24/93 (commencement
  of operations) to 3/31/99..................................           20.87%

* The performance data quoted represent past performance and are no guarantee of future performance. The average annual total return and growth of an assumed investment of $10,000 include dividends reinvested and capital gains distributions accepted in shares. The investment return and principal value of an investment will fluctuate so that an investment, when redeemed, may be worth more or less than its original cost.

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 1999
--------------------------------------------------------------------------------

      Shares                                                            Value
--------------------------------------------------------------------------------

COMMON STOCKS (70.5%)

            ADVERTISING (0.8%)
  9,000     Big Flower Holdings, Inc.*.............................  $   280,125
  8,000     Harte-Hanks Inc........................................      219,500
 11,400     Omnicom Group, Inc.....................................      911,287
                                                                     -----------
                                                                       1,410,912

            AEROSPACE/
              DEFENSE (0.8%)
  8,000     General Dynamics Corp..................................      514,000
 15,500     Gulfstream Aerospace
                Corp.*.............................................      672,313
 11,000     Primex Technologies, Inc...............................      228,250
                                                                     -----------
                                                                       1,414,563

            AIR TRANSPORT (0.9%)
 21,000     Comair Holdings, Inc...................................      496,125
 18,000     SkyWest, Inc...........................................      519,750
 21,000     Southwest Airlines Co..................................      635,250
                                                                     -----------
                                                                       1,651,125

            APPAREL (1.4%)
 31,000     Chico's FAS, Inc.*.....................................      666,500
 17,000     Quiksilver, Inc.*......................................      718,250
 17,000     Tarrant Apparel Group*.................................      714,000
  7,000     Tommy Hilfiger Corp.*..................................      482,125
                                                                     -----------
                                                                       2,580,875

            AUTO & TRUCK (0.4%)
  7,000     General Motors Corp....................................      608,125

            AUTO PARTS--ORIGINAL
              EQUIPMENT (0.5%)
 11,000     Arvin Industries, Inc..................................      370,562
 21,000     Gentex Corp.*..........................................      452,813
                                                                     -----------
                                                                         823,375

            AUTO PARTS--
              REPLACEMENT (0.5%)
 12,000     Midas, Inc.............................................      400,500
 13,000     O'Reilly Automotive, Inc.*.............................      581,750
                                                                     -----------
                                                                         982,250

            BANK (0.5%)
  8,000     Chase Manhattan Corp. (The)............................      650,500
  5,000     Zions Bancorporation...................................      332,500
                                                                     -----------
                                                                         983,000

            BANK--MIDWEST (0.8%)
 14,000     Fifth Third Bancorp....................................      923,125
 16,000     First Tennessee National
                Corp...............................................      586,000
                                                                     -----------
                                                                       1,509,125

            BEVERAGE--
              ALCOHOLIC (0.6%)
 12,000     Canandaigua Brands, Inc.
                Class "A"* ........................................      604,500
  9,000     Coors (Adolph) Co.
                Class "B"..........................................      486,000
                                                                     -----------
                                                                       1,090,500

            BUILDING
              MATERIALS (1.0%)
 14,000     Elcor Corp.............................................      492,625
25,000      Insituform Technologies, Inc.
                Class "A"* ........................................      437,500
 15,000     Jacobs Engineering
                Group Inc.*........................................      591,562
 11,000     NCI Building Systems, Inc.*............................      258,500
                                                                     -----------
                                                                       1,780,187

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

      Shares                                                            Value
--------------------------------------------------------------------------------

            CABLE TV (1.7%)
 15,000     Cablevision Systems Corp.
                Class "A"*.........................................  $ 1,111,875
 20,000     Century Communications
                Corp. Class "A"*...................................      928,750
 13,000     EchoStar Communications
                Corp. Class "A"* ..................................    1,061,125
                                                                     -----------
                                                                       3,101,750

            CEMENT &
              AGGREGATES (0.2%)
 10,000     Centex Construction
                Products, Inc......................................      348,125

            COAL/ALTERNATE
              ENERGY (0.2%)
 10,000     AES Corp.*.............................................      372,500

            COMPUTER &
              PERIPHERALS (1.2%)
 18,000     Cybex Computer
                Products Corp.*....................................      322,875
  7,000     EMC Corp.*.............................................      894,250
 10,000     Pinnacle Systems, Inc.*................................      455,000
 20,000     Unisys Corp.*..........................................      553,750
                                                                     -----------
                                                                       2,225,875

            COMPUTER SOFTWARE
              & SERVICES (7.5%)
 50,254     Acclaim Entertainment,
                Inc.*..............................................      449,145
 11,000     Affiliated Computer Services,
                Inc. Class "A"* ...................................      503,250
 17,000     American Management
                Systems, Inc.*.....................................      580,125
 11,000     Analytical Surveys, Inc.*..............................      286,000
 27,000     Ardent Software, Inc.*.................................      433,687
 10,000     Best Software, Inc.*...................................      135,000
 14,600     Citrix Systems, Inc.*..................................      556,625
  6,000     Comverse Technology, Inc.*.............................      510,000
 12,000     Electronics For Imaging
                Inc.*..............................................      468,000
 13,500     FactSet Research
                Systems, Inc.*.....................................      583,875
  9,000     Henry (Jack) & Associates,
                Inc................................................      330,750
 10,000     International Network
                Services*..........................................      699,375
 27,000     Mentor Graphics Corp.*.................................      364,500
 24,000     Mercury Interactive Corp.*.............................      855,000
 16,000     Microsoft Corp.*.......................................    1,434,000
 17,500     New Dimension
                Software, Ltd.*....................................      907,813
 12,000     New Era of Networks, Inc.*.............................      813,000
 19,000     Paychex, Inc...........................................      901,313
 23,000     Peregrine Systems, Inc.*...............................      773,375
 20,000     Progress Software Corp.*...............................      682,500
 19,000     Rational Software Corp.*...............................      509,437
 17,000     Siebel Systems, Inc.*..................................      807,500
  2,000     SunGard Data Systems
                Inc.*..............................................       80,000
  2,000     TSI International
                Software Ltd.*.....................................       97,625
                                                                     -----------
                                                                      13,761,895

            DIVERSIFIED
              COMPANIES (0.4%)
  2,000     Sequa Corp. Class "A"*.................................      100,500
 10,000     Tyco International, Ltd................................      717,500
                                                                     -----------
                                                                         818,000

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 1999
--------------------------------------------------------------------------------

      Shares                                                            Value
--------------------------------------------------------------------------------

            DRUG (4.3%)
 25,000     Amgen Inc.*............................................  $ 1,871,875
  3,500     Andrx Corp.*...........................................      318,937
 13,500     Biogen, Inc.*..........................................    1,543,219
  9,000     Forest Laboratories, Inc.*.............................      507,375
 12,000     Genzyme Corp.--
                General Division *.................................      605,250
  3,000     Gilead Sciences, Inc.*.................................      136,500
  5,000     Medco Research, Inc.*..................................      130,000
 18,000     MedImmune, Inc.*.......................................    1,065,375
  6,200     Pfizer Inc.............................................      860,250
 10,000     QLT PhotoTherapeutics
                Inc.*..............................................      407,500
 23,000     Roberts Pharmaceutical
                Corp.*.............................................      477,250
                                                                     -----------
                                                                       7,923,531

            EDUCATIONAL
              SERVICES (0.4%)
 24,000     Education Management
                Corp.*.............................................      738,000

            ELECTRIC UTILITY--
              EAST (0.5%)
  8,000     Energy East Corporation................................      420,500
 13,000     Florida Progress Corp..................................      490,750
                                                                     -----------
                                                                         911,250

            ELECTRICAL
              EQUIPMENT (1.9%)
 22,000     General Electric Co....................................    2,433,750
 17,000     Power Integrations, Inc.*..............................      539,750
 16,000     Semtech Corp.*.........................................      510,000
                                                                     -----------
                                                                       3,483,500

            ELECTRONICS (1.7%)
  8,000     CTS Corp...............................................      395,500
  9,000     Gemstar International
                Group Ltd.*........................................      677,250
  7,000     Gilat Satellite Networks
                Ltd.*..............................................      420,000
  5,000     Plantronics Inc.*......................................      312,813
  8,800     Symbol Technologies, Inc...............................      396,000
  7,500     Uniphase Corp.*........................................      863,437
                                                                     -----------
                                                                       3,065,000

            ENTERTAINMENT (2.0%)
 12,544     Chancellor Media Corp.*................................      591,136
  6,200     Clear Channel
                Communications, Inc.*..............................      415,788
  2,000     Cox Radio, Inc. Class "A"*.............................      102,500
  6,000     Jacor Communications,
                Inc.*..............................................      456,000
 24,400     Time Warner Inc........................................    1,733,925
 12,000     USA Networks Inc.*.....................................      429,750
                                                                     -----------
                                                                       3,729,099

            FURNITURE/HOME
              FURNISHINGS (1.0%)
 14,000     Department 56, Inc.*...................................      426,125
 10,000     Ethan Allen Interiors, Inc.............................      415,625
 15,000     Mohawk Industries, Inc.*...............................      450,000
 29,500     Shaw Industries, Inc.*.................................      545,750
                                                                     -----------
                                                                       1,837,500

            GROCERY (1.7%)
 16,400     Albertson's, Inc.......................................      890,725
 14,000     Kroger Co.*............................................      838,250
 11,000     Meyer (Fred), Inc.*....................................      647,625
 12,600     Safeway Inc.*..........................................      646,537
                                                                     -----------
                                                                       3,023,137

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

      Shares                                                            Value
--------------------------------------------------------------------------------

            HOME APPLIANCE (0.3%)
 10,000     Maytag Corp............................................      603,750

            HOMEBUILDING (0.2%)
  6,500     NVR, Inc.*.............................................      273,813

            HOUSEHOLD
              PRODUCTS (0.8%)
  7,500     Clorox Company (The)...................................      878,906
 25,000     Salton, Inc.*..........................................      610,938
                                                                     -----------
                                                                       1,489,844

            INDUSTRIAL
              SERVICES (1.6%)
  8,000     Galileo International, Inc.............................      387,000
 15,500     Metzler Group, Inc.*...................................      486,313
 15,000     Profit Recovery Group
                International, Inc. (The)* ........................      592,500
  8,000     QRS Corp.*.............................................      500,500
 18,000     RCM Technologies, Inc.*................................      198,000
 10,000     SABRE Group Holdings, Inc.
                Class "A"*.........................................      453,750
 15,000     URS Corp.*.............................................      270,937
                                                                     -----------
                                                                       2,889,000

            INSURANCE--
              DIVERSIFIED (0.7%)
  6,840     American International
                Group, Inc.........................................      825,075
  7,000     Blanch (E.W.) Holdings Inc.............................      367,500
                                                                     -----------
                                                                       1,192,575

            INSURANCE--LIFE (1.0%)
 11,000     AFLAC, Inc.............................................      598,812
 10,000     Jefferson-Pilot Corp...................................      677,500
12,750      Reinsurance Group of
                America, Inc. .....................................      542,672
                                                                     -----------
                                                                       1,818,984

            INTERNET (1.2%)
  6,000     America Online, Inc.*..................................      876,000
  3,500     Exodus Communications,
                Inc.*..............................................      470,750
 19,000     Macromedia Inc.*.......................................      860,937
                                                                     -----------
                                                                       2,207,687

            MACHINERY (0.7%)
 22,000     Astec Industries, Inc.*................................      679,250
 13,500     Ingersoll-Rand Co......................................      669,938
                                                                     -----------
                                                                       1,349,188

            MANUFACTURED
              HOUSING/
              RECREATIONAL
              VEHICLES (0.4%)
 22,500     Monaco Coach Corp.*....................................      518,906
 12,000     National R.V. Holdings,
                Inc.*..............................................      265,500
                                                                     -----------
                                                                         784,406

            MEDICAL SERVICES
              (2.4%)
  9,000     Advance Paradigm, Inc.*................................      568,688
  9,000     Express Scripts, Inc.
                Class "A"*.........................................      773,437
  5,000     Hanger Orthopedic
                Group, Inc.*.......................................       67,500
 18,000     Hooper Holmes, Inc.....................................      281,250
 19,500     Osteotech, Inc.*.......................................      670,313
  4,000     PacifiCare Health Systems,
                Inc. Class "B"* ...................................      273,000
 19,000     Res-Care, Inc.*........................................      428,688
 11,000     Sunrise Assisted Living
                Inc.*..............................................      501,187
 27,000     Veterinary Centers of
                America, Inc.*.....................................      381,375
  6,000     WellPoint Health
                Networks Inc.*.....................................      454,875
                                                                     -----------
                                                                       4,400,313

--------------------------------------------------------------------------------

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

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 1999
--------------------------------------------------------------------------------

      Shares                                                            Value
--------------------------------------------------------------------------------

            MEDICAL SUPPLIES
              (4.1%)
 14,500     Allergan, Inc..........................................  $ 1,274,188
 14,000     Alpharma Inc. Class "A"................................      549,500
 10,800     AmeriSource Health Corp.
                Class "A"* ........................................      369,225
 19,000     Bergen Brunswig Corp.
                Class "A"..........................................      380,000
 21,000     Bindley Western Industries,
                Inc................................................      599,812
  6,000     Biomatrix Inc.*........................................      468,000
  6,768     Medtronic, Inc.........................................      485,604
 12,000     Patterson Dental Co.*..................................      519,000
  8,512     Priority Healthcare Corp.
                Class "B"*.........................................      385,168
 12,500     ResMed Inc.*...........................................      353,125
 14,000     VISX, Inc.*............................................    1,505,875
 16,500     Xomed Surgical Products,
                Inc.*..............................................      647,625
                                                                     -----------
                                                                       7,537,122

            OFFICE EQUIPMENT &
              SUPPLIES (1.3%)
 14,000     Office Depot, Inc.*....................................      515,375
 11,000     Pitney Bowes, Inc......................................      701,250
 34,500     Staples, Inc.*.........................................    1,134,187
                                                                     -----------
                                                                       2,350,812

            PRECISION
              INSTRUMENT (1.9%)
 17,000     Hutchinson Technology Inc.*............................      422,875
 17,250     Kronos Inc.*...........................................      422,625
 20,000     Optical Coating
                Laboratory, Inc....................................      960,000
 10,000     Orbotech Ltd.*.........................................      491,250
 11,200     Waters Corp.*..........................................    1,176,700
                                                                     -----------
                                                                       3,473,450

            PUBLISHING (1.0%)
  8,000     Consolidated Graphics,
                Inc.*..............................................      462,000
  8,000     McGraw-Hill Companies,
                Inc. (The).........................................      436,000
  8,000     Valassis Communications,
                Inc.*..............................................      414,000
 11,000     Wiley (John) & Sons, Inc.
                Class "A" .........................................      462,000
                                                                     -----------
                                                                       1,774,000

            RAILROAD (0.2%)
 27,000     Johnstown America
                Industries, Inc.*..................................      401,625

            RECREATION (1.4%)
 13,000     Action Performance
                Companies, Inc.*...................................      391,625
 12,000     Carnival Corp..........................................      582,750
 16,000     Harley-Davidson, Inc...................................      920,000
 18,000     Royal Caribbean
                Cruises Ltd........................................      702,000
                                                                     -----------
                                                                       2,596,375

            RESTAURANT (1.6%)
 18,000     Bob Evans Farms, Inc...................................      360,000
 24,000     Brinker International, Inc.*...........................      619,500
 24,000     Foodmaker Inc.*........................................      612,000
 13,000     Papa John's International,
                Inc.*..............................................      573,625
 20,000     Ruby Tuesday, Inc......................................      347,500
 28,000     Ryan's Family Steak
                Houses, Inc.*......................................      337,750
                                                                     -----------
                                                                       2,850,375

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Schedule of Investments
--------------------------------------------------------------------------------

      Shares                                                            Value
--------------------------------------------------------------------------------

            RETAIL--
              SPECIAL LINES (6.1%)
 10,320     Abercrombie & Fitch Co.
                Class "A"* ........................................  $   949,440
  8,750     American Eagle Outfitters,
                Inc. *.............................................      627,266
 18,000     AnnTaylor Stores Corp.*................................      795,375
 24,000     Bed Bath & Beyond Inc.*................................      876,000
 20,000     Best Buy Co., Inc.*....................................    1,040,000
  6,400     Circuit City Stores--
                Circuit City Group.................................      490,400
 10,500     Dollar Tree Stores, Inc.*..............................      324,844
 19,000     Fossil Inc.*...........................................      566,438
 10,500     Gap, Inc. (The)........................................      706,781
 17,000     Hollywood Entertainment
                Corp.*.............................................      316,625
 15,000     Intimate Brands, Inc...................................      721,875
 16,000     Linens `N' Things, Inc.*...............................      726,000
 17,000     Maxim Group Inc. (The)*................................      144,500
 14,000     Men's Wearhouse,
                Inc. (The)*........................................      404,250
 35,000     Musicland Stores Corp.*................................      308,437
 10,000     Ross Stores Inc........................................      438,125
 21,000     TJX Companies, Inc.....................................      714,000
  6,000     Tiffany & Co...........................................      448,500
 14,500     Trans World Entertainment
                Corp...............................................      159,500
 11,500     Zale Corp.*............................................      393,156
                                                                     -----------
                                                                      11,151,512

            RETAIL BUILDING
              SUPPLY (1.5%)
 19,000     Eagle Hardware &
                Garden, Inc.*......................................      725,563
 20,000     Home Depot, Inc. (The).................................    1,245,000
 12,400     Lowe's Companies, Inc..................................      750,200
                                                                     -----------
                                                                       2,720,763

            RETAIL STORE (2.5%)
 15,000     Ames Department
                Stores, Inc.*......................................      556,875
 11,200     Dayton Hudson Corp.....................................      746,200
  8,500     Kohl's Corp.*..........................................      602,437
 13,750     99 Cents Only Stores*..................................      583,516
  3,500     ShopKo Stores, Inc.*...................................      104,563
 21,000     Wal-Mart Stores, Inc...................................    1,935,937
                                                                     -----------
                                                                       4,529,528

            SEMICONDUCTOR (2.2%)
 10,000     Linear Technology Corp.................................      512,500
 11,000     PMC-Sierra, Inc.*......................................      783,062
 17,000     QLogic Corp*...........................................    1,141,125
 25,000     TranSwitch Corp.*......................................    1,131,250
  9,000     Vitesse Semiconductor
                Corp.*.............................................      455,625
                                                                     -----------
                                                                       4,023,562

            SEMICONDUCTOR
              CAPITAL
              EQUIPMENT (0.3%)
 12,000     Xilinx, Inc.*..........................................      486,750

            SHOE (0.0%)
  1,000     Timberland Co. (The)
                Class "A"*.........................................       63,062

            TELECOMMUNICATIONS
              EQUIPMENT (1.3%)
 22,500     AVT Corp.*.............................................      537,188
 56,000     InterVoice, Inc.*......................................      616,000
 30,000     Polycom, Inc.*.........................................      562,500
  7,000     Tellabs, Inc. *........................................      684,250
                                                                     -----------
                                                                       2,399,938

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                                  March 31, 1999
--------------------------------------------------------------------------------

      Shares                                                            Value
--------------------------------------------------------------------------------

            TELECOMMUNICATIONS
              SERVICES (2.9%)
  8,300     AirTouch Communications,
                Inc.*..............................................  $   801,988
 18,000     Century Telephone
                Enterprises, Inc. .................................    1,264,500
 23,400     DyCom Industries, Inc.*................................    1,017,900
 24,000     GeoTel Communications
                Corp.*.............................................    1,101,000
 20,000     Metromedia Fiber Network
                Inc. Class "A"* ...................................    1,036,250
                                                                     -----------
                                                                       5,221,638
                                                                     -----------

            TOTAL COMMON STOCKS
            (Cost $90,113,814) ....................................  128,763,271
                                                                     -----------

--------------------------------------------------------------------------------
    Principal
      Amount                                                            Value
--------------------------------------------------------------------------------

U.S. TREASURY OBLIGATIONS (8.6%)
$5,000,000  United States Treasury
                Notes 4%, 10/31/00.................................    4,924,000
 2,000,000  United States Treasury
                Notes 4.75%, 2/15/04...............................    1,970,625
 1,750,000  United States Treasury
                Notes 5.875%,
                11/15/05...........................................    1,799,438
 1,750,000  United States Treasury
                Notes 5.625%, 2/15/06..............................    1,776,162
 4,500,000  United States Treasury
                Bonds 7.25%, 8/15/22**.............................    5,255,550
                                                                     -----------

               TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $15,528,096) .................................   15,725,775
                                                                     -----------

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Schedule of Investments                                           March 31, 1999
--------------------------------------------------------------------------------
    Principal
      Amount                                                            Value
--------------------------------------------------------------------------------

U.S. GOVERNMENT AGENCY
  OBLIGATIONS (9.9%)
$  2,000,000     Federal Home Loan Bank
                     Bonds 5.375%, 3/2/01...................        $ 2,005,500
   1,500,000     Federal Home Loan Bank
                     Bonds 5.125%, 2/26/02..................          1,492,155
   4,000,000     Federal National Mortgage
                     Association Notes,
                     5.375%, 3/15/02 .......................          4,006,920
   1,500,000     Federal National Mortgage
                     Association Notes,
                     4.75%, 11/14/03 .......................          1,453,380
   2,000,000     Federal Home Loan
                     Mortgage Corp.
                     Debentures 5%, 1/15/04 ................          1,955,760
   1,500,000     Federal National Mortgage
                     Association Notes,
                     5.125%, 2/13/04 .......................          1,474,290
   1,000,000     Federal National Mortgage
                     Association Notes,
                     5.75%, 6/15/05 ........................          1,008,200
   1,600,000     Federal National Mortgage
                     Association Medium
                     Term Notes,
                     6.50%, 7/16/07 ........................          1,663,632
   1,000,000     Federal Home Loan
                     Mortgage Corp.
                     Debentures 5.75%,
                     4/15/08 ...............................            993,030
   2,000,000     Federal National Mortgage
                     Association Medium
                     Term Notes, 5.250%,
                     1/15/09 ...............................          1,912,780
                                                                   ------------

                          TOTAL U.S.
                          GOVERNMENT
                          AGENCY
                          OBLIGATIONS
                          (Cost $18,071,226) ...............         17,965,647
                                                                   ------------

CORPORATE BONDS & NOTES (1.1%)
               TELECOMMUNICATIONS
                 SERVICES (1.1%)
   1,000,000     AirTouch Communications,
                   Inc. Notes,
                   6.650%, 5/1/08 ..........................          1,028,300
$  1,000,000     MCI WorldCom, Inc.
                   Sr. Notes, 6.40%,
                   8/15/05 .................................          1,014,470
                                                                   ------------

               TOTAL CORPORATE
               BONDS & NOTES
               (Cost $1,998,125) ...........................          2,042,770
                                                                   ------------

               TOTAL INVESTMENT
               SECURITIES (90.1%)
               (Cost $125,711,261) .........................        164,497,463
                                                                   ------------
REPURCHASE
  AGREEMENT (9.9%)
  (including accrued interest)
 18,100,000      Collateralized by $12,150,000
                    U.S. Treasury Bonds 11.75%,
                    due 11/15/14, with a
                    value of $18,499,361,
                    (with Morgan Stanley &
                    Co., Inc. 4.90%, dated
                    3/31/99, due 4/1/99,
                    delivery value
                    $18,102,464) ...........................         18,102,464

EXCESS OF LIABILITIES
OVER CASH AND
OTHER ASSETS (0.0%) ........................................            (68,178)
                                                                   ------------

NET ASSETS (100%) ..........................................       $182,531,749
                                                                   ============

NET ASSET VALUE, OFFERING
AND REDEMPTION PRICE,
PER OUTSTANDING SHARE
($182,531,749 / 10,146,134
shares outstanding) ........................................       $      17.99
                                                                   ============

*    Non-income producing.

**   A  portion  of  this  security  is  segregated  to  cover  initial   margin
     requirements on the following open short financial futures contracts:

                        Number of            Unrealized             Contract
                        Contracts               Gain                  Value
--------------------------------------------------------------------------------
Russell 2000
  Index June/99            21                  $31,500             $4,184,250

See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Statement of Assets and Liabilities
at March 31, 1999
--------------------------------------------------------------------------------

Assets:
Investment securities, at value
  (Cost-$125,711,261) .....................................         $164,497,463
Repurchase agreement
  (Cost-$18,102,464) ......................................           18,102,464
Cash ......................................................              320,878
Receivable for securities sold ............................            1,508,324
Dividends and interest receivable .........................              426,061
Receivable for capital shares sold ........................              240,559
Variation margin on futures contracts .....................               46,200
                                                                    ------------
    Total Assets ..........................................          185,141,949
                                                                    ------------
Liabilities:
Payable for securities purchased ..........................            2,295,181
Payable for capital shares repurchased ....................              119,212
Accrued expenses:
  Advisory fee payable ....................................               99,008
  Service and distribution plan
    fees payable ..........................................               37,789
  Other ...................................................               59,010
                                                                    ------------
    Total Liabilities .....................................            2,610,200
                                                                    ------------
Net Assets ................................................         $182,531,749
                                                                    ============
Net Assets consist of:
Capital stock, at $.001 par value
  (authorized 300,000,000,
  outstanding 10,146,134 shares) ..........................         $     10,147
Additional paid-in capital ................................          140,874,703
Undistributed net investment income .......................              459,366
Undistributed net realized gain
  on investments ..........................................            2,369,831
Net unrealized appreciation
  of investments ..........................................           38,817,702
                                                                    ------------
Net Assets ................................................         $182,531,749
                                                                    ============
Net Asset Value, Offering and
  Redemption Price, per
  Outstanding Share
  ($182,531,749 / 10,146,134
  shares outstanding) .....................................         $      17.99
                                                                    ============


Statement of Operations
for the year ended March 31, 1999
--------------------------------------------------------------------------------

Investment Income:
Interest income ..........................................         $  1,720,058
Dividend income (net of foreign
  withholding tax of $1,094) .............................              384,766
                                                                   ------------
      Total Income .......................................            2,104,824
                                                                   ------------
Expenses:
Advisory fee .............................................              984,445
Service and distribution plan fee ........................              378,633
Custodian fees ...........................................               68,955
Auditing and legal fees ..................................               38,676
Transfer agent fees ......................................               37,005
Registration and filing fees .............................               34,296
Accounting & bookkeeping expense .........................               32,400
Printing .................................................               23,750
Directors' fees and expenses .............................               23,427
Insurance, dues and other ................................               21,673
Amortization of deferred organization
  costs (note 2) .........................................                5,238
                                                                   ------------
      Total Expenses before
        custody credits ..................................            1,648,498
      Less: custody credits ..............................               (3,867)
                                                                   ------------
      Net Expenses .......................................            1,644,631
                                                                   ------------
Net Investment Income ....................................              460,193
                                                                   ------------
Net Realized and Unrealized Gain
  on Investments:
    Net Realized Gain (includes
      $22,491 gain on futures
      contracts) .........................................            2,393,060
    Change in Net Unrealized
      Appreciation .......................................           15,396,207
                                                                   ------------
Net Realized Gain and Change in
  Net Unrealized Appreciation
  on Investments .........................................           17,789,267
                                                                   ------------
Net Increase in Net Assets
  from Operations ........................................         $ 18,249,460
                                                                   ============




See Notes to Financial Statements.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Statement of Changes in Net Assets
for the years ended March 31, 1999 and 1998
--------------------------------------------------------------------------------

                                                                  Year Ended      Year Ended
                                                                March 31, 1999  March 31, 1998
                                                                ------------------------------
Operations:
  Net investment income .....................................   $     460,193    $   1,425,457
  Net realized gain on investments ..........................       2,393,060       10,804,109
  Change in net unrealized appreciation .....................      15,396,207       18,714,947
                                                                ------------------------------
  Net increase in net assets from operations ................      18,249,460       30,944,513
                                                                ------------------------------

Distributions to Shareholders:
  Net investment income .....................................        (230,574)      (1,575,920)
  Net realized gain from investment transactions ............      (2,460,642)     (11,263,524)
                                                                ------------------------------
  Total distributions .......................................      (2,691,216)     (12,839,444)
                                                                ------------------------------

Capital Share Transactions:
  Proceeds from sale of shares ..............................     106,486,745       36,166,180
  Proceeds from reinvestment of distributions to shareholders       2,407,222       11,956,210
  Cost of shares repurchased ................................     (65,408,668)     (17,720,083)
                                                                ------------------------------
  Net increase from capital share transactions ..............      43,485,299       30,402,307
                                                                ------------------------------

Total Increase in Net Assets ................................      59,043,543       48,507,376

Net Assets:
  Beginning of year .........................................     123,488,206       74,980,830
                                                                ------------------------------
  End of year ...............................................   $ 182,531,749    $ 123,488,206
                                                                ==============================

Undistributed net investment income at end of year ..........   $     459,366    $     229,747
                                                                ==============================


See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements                                      March 31,1999
--------------------------------------------------------------------------------

1.   Significant Accounting Policies

Value Line Asset  Allocation  Fund,  Inc. (the "Fund") is  registered  under the
Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which seeks to achieve a high total investment return consistent with reasonable risk by investing primarily in a broad range of common stocks, bonds and money market instruments. The Fund will attempt to achieve its objective by following an asset allocation strategy, based on data derived from computer models for the stock and bond markets, that shifts the assets of the Fund among equity, debt and money market securities as the models indicate and its investment adviser, Value Line, Inc. (the "Adviser"), deems appropriate.

The following significant accounting policies are in conformity with generally accepted accounting principles for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

(A) Security Valuation. Securities listed on a securities exchange and over-the-counter securities traded on the NASDAQ national market are valued at the closing sales price on the date as of which the net asset value is being determined. In the absence of closing sales prices for such securities and for securities traded in the over-the-counter market, the security is valued at the midpoint between the latest available and representative asked and bid prices. Securities for which market quotations are not readily available or which are not readily marketable and all other assets of the Fund are valued at fair value as the Board of Directors may determine in good faith. Short-term instruments with maturities of 60 days or less at the date of purchase are valued at amortized cost, which approximates market value.

(B) Repurchase Agreements. In connection with transactions in repurchase agreements, the Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

(C) Federal Income Taxes. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, including the distribution requirements of the Tax Reform Act of 1986, and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax or excise tax provision is required.

(D) Security Transactions and Distributions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of securities are calculated for financial accounting and federal income tax purposes on the identified cost basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is accrued as earned. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

(E) Amortization. Discounts on debt securities are amortized to interest income over the life of the security with a corresponding increase to the security's cost basis; premiums on debt securities are not amortized.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Notes to Financial Statements
--------------------------------------------------------------------------------

(F) Financial Futures Contracts. A financial futures contract is an agreement between two parties to buy or sell financial instruments at a set price on a future date. Upon entering into such a contract the Fund is required to pledge to the broker cash, or U.S. Government securities, equal to the minimum "initial margin" requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or to pay the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

2.   Organization Costs

Costs of $66,040 incurred in connection with the Fund's organization and initial registration were deferred and amortized over sixty months beginning at the commencement of operations of the Fund. At March 31, 1999, the organization costs were fully amortized.

3.   Capital Share Transactions Transactions in capital stock were as follows:

                                                  Year Ended         Year Ended
                                                   March 31,          March 31,
                                                     1999               1998
                                                 -------------------------------
Shares sold ............................           6,501,091           2,368,020
Shares issued in
  reinvestment of dividends
  and distributions ....................             149,517             850,954
                                                 -------------------------------
                                                   6,650,608           3,218,974
Shares repurchased .....................           4,073,462           1,148,119
                                                 -------------------------------
Net increase ...........................           2,577,146           2,070,855
                                                 ===============================

4.   Purchases and Sales of Securities

Purchases and sales of securities, excluding short-term investments, were as follows:

                                                               Year Ended
                                                             March 31, 1999
                                                             -------------
PURCHASES:
  U.S. Treasury and
    U.S. Government Obligations .........................     $ 39,745,228
  Other Investment Securities ...........................      167,972,075
                                                              ------------
                                                              $207,717,303
                                                              ============
SALES:
  U.S. Treasury and
    U.S. Government Obligations .........................     $ 28,270,614
  Other Investment Securities ...........................      151,353,550
                                                              ------------
                                                              $179,624,164
                                                              ============

At March 31, 1999, the aggregate cost of investment securities and repurchase agreement for federal income tax purposes was $144,012,937. The aggregate appreciation and depreciation of investments at March 31, 1999, based on a comparison of investment values and their costs for federal income tax purposes was $41,205,015 and $2,618,025, respectively, resulting in a net appreciation of $38,586,990.

5. Advisory Fees, Service and Distribution Plan Fees and Transactions With Affiliates

An advisory fee of $984,445 was paid or payable to the Adviser for the year ended March 31, 1999. The fee was computed at the annual rate of .65 of 1% of the daily net assets during the year and was paid monthly. The Adviser provides research, investment programs and supervision of the investment portfolio and pays costs of certain administrative services and office space. The Adviser also provides persons, satisfactory to the Fund's Board of Directors, to act as officers of the Fund and pays their salaries and wages. The Fund bears all other costs and expenses.

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                                                   March 31,1999
--------------------------------------------------------------------------------

The Fund has a Service and Distribution Plan (the "Plan"), adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, for the payment of certain expenses incurred by Value Line Securities, Inc. (the "Distributor"), a wholly-owned subsidiary of the Adviser, in advertising, marketing and distributing the Fund's shares and for servicing the Fund's shareholders at an annual rate of 0.25% of the Fund's average daily net assets. For the year ended March 31, 1999, fees amounting to $378,633 were paid or payable to the Distributor under this Plan.

Certain officers and directors of the Adviser and the Distributor, are also officers and a director of the Fund. During the year ended March 31, 1999, the Fund paid brokerage commissions totaling $131,914 to the Distributor, a registered broker/dealer, which clears its transactions through unaffiliated brokers.

At March 31, 1999, the Adviser, and/or affiliated companies, and the Value Line, Inc. Profit Sharing and Savings Plan owned 3,787,750 shares of the Fund's capital stock, representing 37.3% of the outstanding shares. In addition, certain officers and directors of the Fund owned 344,782 shares of capital stock, representing 3.4% of the outstanding shares.

6.   Financial Instruments with Off-Balance Sheet Risk

During the year, the Fund sold stock index futures contracts to hedge its portfolio positions against price fluctuations. Futures contracts involve elements of credit and market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these futures contracts reflect the extent of the Fund's exposure to off-balance sheet risk. At March 31, 1999 the Fund held an open short position of 21 Russell 2000 Index contracts expiring June 1999 with a notional value of $4,184,250.

The Fund purchases or sells futures contracts only on exchanges or a board of trade. The exchange or board of trade acts as the counterparty to the Fund's futures transactions; therefore, the Fund's credit risk is limited to the failure of the exchange or board of trade. The Fund bears the market risk which arises from any changes in security values.

--------------------------------------------------------------------------------

Value Line Asset Allocation Fund, Inc.

Financial Highlights
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each year:

                                                                            Years Ended March 31,
                                          -------------------------------------------------------------------------------------
                                              1999               1998               1997              1996              1995
                                          -------------------------------------------------------------------------------------
Net asset value, beginning of year ....   $     16.32        $     13.64        $     14.13       $     11.58       $     10.37
                                          -------------------------------------------------------------------------------------

Income from investment operations:
  Net investment income ...............           .03                .22                .30               .10               .08
  Net gains on securities
    (both realized and unrealized) ....          1.92               4.54               2.15              3.86              1.30
                                          -------------------------------------------------------------------------------------
      Total from investment operations           1.95               4.76               2.45              3.96              1.38
                                          -------------------------------------------------------------------------------------

Less distributions:
  Dividends from net investment
    income ............................          (.02)              (.26)              (.25)             (.12)             (.06)
  Distributions from capital gains ....          (.26)             (1.82)             (2.69)            (1.29)             (.11)
                                          -------------------------------------------------------------------------------------
      Total distributions .............          (.28)             (2.08)             (2.94)            (1.41)             (.17)
                                          -------------------------------------------------------------------------------------

Net asset value, end of year ..........   $     17.99        $     16.32        $     13.64       $     14.13       $     11.58
                                          =====================================================================================

Total return ..........................         12.16%             37.36%             17.49%            35.13%            13.47%
                                          =====================================================================================

Ratios/Supplemental Data:
Net assets, end of year (in thousands)    $   182,532        $   123,488        $    74,981       $    55,803       $    26,172
Ratio of expenses to average net assets          1.08%(1)           1.15%(1)           1.23%(1)          1.38%(1)          1.76%
Ratio of net investment income to
  average net assets ..................           .30%              1.46%              1.95%              .99%              .85%
Portfolio turnover rate ...............           129%               139%               192%              244%              211%

(1) Before offset of custody credits. The ratio of expenses to average net assets would not have changed net of custody credits.




See Notes to Financial Statements.

--------------------------------------------------------------------------------

                                          Value Line Asset Allocation Fund, Inc.

                                               Report of Independent Accountants
--------------------------------------------------------------------------------

To the Shareholders and Board of Directors of Value Line Asset Allocation Fund, Inc.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Value Line Asset Allocation Fund, Inc. (the "Fund") at March 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at March 31, 1999 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.




PricewaterhouseCoopers  LLP
1177 Avenue of the Americas
New York, New York 10036

May 17, 1999

--------------------------------------------------------------------------------
Tax Information (unaudited)

For the taxable year ended March 31, 1999, 2.9% of the ordinary income dividends paid by the Fund qualified for the corporate dividends received deduction available to corporate shareholders.
--------------------------------------------------------------------------------

                          Other Information (unaudited)

Year 2000. Like other mutual funds, the Fund could be adversely affected if the computer systems used by the Adviser and other service providers do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Problem." The Adviser is taking steps that it believes are reasonably designed to address the Year 2000 Problem with respect to the computer systems that it uses and to obtain satisfactory assurances that comparable steps are being taken by the Fund's other major service providers. At this time, however, there can be no assurance that these steps will be sufficient to avoid any adverse impact to the Fund.

The Year 2000 Problem is expected to impact corporations, which may include issuers of portfolio securities held by the Fund, to varying degrees based upon various factors, including, but not limited to, the corporation's industry sector and degree of technological sophistication. The Fund is unable to predict what impact, if any, the Year 2000 Problem will have on issuers of the portfolio securities held by the Fund.

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

Value Line Asset Allocation Fund, Inc.

                         The Value Line Family of Funds
--------------------------------------------------------------------------------

1950--The Value Line Fund seeks long-term growth of capital. Current income is a secondary objective.

1952--The Value Line Income Fund's primary investment objective is income, as high and dependable as is consistent with reasonable risk. Capital growth to increase total return is a secondary objective.

1956--The Value Line Special Situations Fund seeks long-term growth of capital. No consideration is given to current income in the choice of investments.

1972--Value Line Leveraged Growth Investors' sole investment objective is to realize capital growth.

1979--The Value Line Cash Fund, a money market fund, seeks to secure as high a level of current income as is consistent with maintaining liquidity and preserving capital.

1981--Value Line U.S. Government Securities Fund seeks maximum income without undue risk to capital. Under normal conditions, at least 80% of the value of its net assets will be invested in securities issued or guaranteed by the U.S. Government and its agencies and instrumentalities.

1983--Value Line Centurion Fund* seeks long-term growth of capital.

1984--The Value Line Tax Exempt Fund seeks to provide investors with the maximum income exempt from federal income taxes while avoiding undue risk to principal. The Fund offers investors a choice of two portfolios: The Money Market Portfolio and The High-Yield Portfolio.

1985--Value Line Convertible Fund seeks high current income together with capital appreciation primarily from convertible securities ranked 1 or 2 for year-ahead performance by the Value Line Convertible Ranking System.

1986--Value Line Aggressive Income Trust seeks to maximize current income. Capital appreciation is a secondary objective.

1987--Value Line New York Tax Exempt Trust seeks to provide New York taxpayers with the maximum income exempt from New York State, New York City and federal income taxes while avoiding undue risk to principal.

1987--Value Line Strategic Asset Management Trust* seeks to achive a high total investment return consistent with reasonable risk.

1993--Value Line Small-Cap Growth Fund invests primarily in common stocks or securities convertible into common stock, with its primary objective being long-term growth of capital.

1993--Value Line Asset Allocation Fund seeks high total investment return, consistent with reasonable risk. The Fund invests in stocks, bonds and money market instruments utilizing quantitative modeling to determine the asset mix.

1995--Value Line U.S. Multinational Company Fund's investment objective is maximum total return. It invests primarily in securities of U.S. companies that have significant sales from international operations.

* Only available through the purchase of Guardian Investor, a tax deferred variable annuity, or ValuePlus, a variable life insurance policy.

For more complete information about any of the Value Line Funds, including charges and expenses, send for a prospectus from Value Line Securities, Inc., 220 East 42nd Street, New York, New York 10017-5891 or call 1-800-223-0818, 24 hours a day, 7 days a week, or visit us at www.valueline.com. Read the prospectus carefully before you invest or send money.

--------------------------------------------------------------------------------

INVESTMENT ADVISER        Value Line, Inc.
                          220 East 42nd Street
                          New York, NY 10017-5891

DISTRIBUTOR               Value Line Securities, Inc.
                          220 East 42nd Street
                          New York, NY 10017-5891

CUSTODIAN BANK            State Street Bank and Trust Co.
                          225 Franklin Street
                          Boston, MA 02110

SHAREHOLDER               State Street Bank and Trust Co.
SERVICING AGENT           c/o NFDS
                          P.O. Box 419729
                          Kansas City, MO 64141-6729

INDEPENDENT               PricewaterhouseCoopers LLP
ACCOUNTANTS               1177 Avenue of the Americas
                          New York, NY 10036

LEGAL COUNSEL             Peter D. Lowenstein, Esq.
                          Two Greenwich Plaza, Suite 100
                          Greenwich, CT 06830

DIRECTORS                 Jean Bernhard Buttner
                          Francis C. Oakley
                          Marion N. Ruth
                          Frances T. Newton

OFFICERS                  Jean Bernhard Buttner
                          Chairman and President
                          Stephen E. Grant
                          Vice President
                          Bruce H. Alston
                          Vice President
                          Nancy Bendig
                          Vice President
                          David T. Henigson
                          Vice President and
                          Secretary/Treasurer
                          Jack M. Houston
                          Assistant Secretary/Treasurer
                          Stephen La Rosa
                          Assistant Secretary/Treasurer



This report is issued for information of shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a currently effective prospectus of the Fund (obtainable from the Distributor).

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